Leases - Supplemental cash flow information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Leases
Operating cash outflows from operating leases	¥ 888,543		¥ 1,089,512
Operating cash outflows from finance leases (interest payments)	1,782		1,222
Financing cash outflows from finance leases	13,653	$ 1,906	11,586
Right-of-use assets obtained in exchange for lease liabilities	¥ 2,973,052		¥ 1,201,985